Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 115,000
Previously Paid Amount	0.00
Total Fee Amount	15.88
Total Offset Amount	0.00
Net Fee	15.88
Narrative - Max Aggregate Offering Price	$ 115,000
Final Prospectus	true